Related party transactions (Details 2) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amounts due to owners and affiliates	$ 9,569	$ 10,604
Amounts due from affiliates	$ 4,378	$ 4,239